SHARE-BASED AWARDS - Summary of RSU activity (Details) - RSU - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Unvested and Outstanding (in shares)		14,070
Retroactive conversion of shares due to Business Combination (in shares)		8,689
Beginning balance (in shares)	22,759
Granted	29,189
Forfeited	(5,423)
Unvested at the end	46,525
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value (in dollars per share)		$ 6.79
Retroactive conversion of shares due to Business Combination (in dollars per share)		$ (2.59)
Beginning balance	$ 4.20
Granted (in dollars per share)	15.67
Forfeited (in dollars per share)	4.33
Unvested at the end (in dollars per share)	$ 10.88